Disclosure of detailed information about long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Gross proceeds	$ 150,000	$ 150,000
Accrued interest	13,894	13,894
Loan obligation	163,894	163,894
Deferred financing costs	(16,475)	(16,475)
Interest and withholding taxes paid	(33,197)	(19,825)
Loan accretion	44,105	27,378
Total debt	158,328	154,972
Current portion of long-term debt	36,451	469
Non-current portion of debt	$ 121,877	$ 154,503